Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	52 Months Ended	60 Months Ended	101 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000234653
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fairlead Tactical Sector ETF
C000246834
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Nightview Fund
Without Sales Load [Member] | C000234653
Average Annual Return [Line Items]
Average Annual Return, Percent		13.09%	7.00%
Without Sales Load [Member] | C000246834
Average Annual Return [Line Items]
Average Annual Return, Percent		13.42%		2.67%	19.66%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Equal Weight Index
Average Annual Return, Percent		21.18%	7.91%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		19.56%		12.86%	14.82%